Principal Accounting Policies - Restricted cash and other lien arrangements (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥) agreement	Dec. 31, 2021 CNY (¥) agreement
Restricted cash
Total	¥ 2,699.3	¥ 2,878.0
Number of other lien arrangements | agreement	0	0
Customer deposit | NetEase Pay
Restricted cash
Total	¥ 2,627.5	¥ 2,091.3
Deposit required by the PRC government authorities related to Youdao's educational services | Youdao
Restricted cash
Total	0.9	749.8
Others
Restricted cash
Total	¥ 70.9	¥ 36.9